Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of components of federal income tax expense (benefit)

	Years Ended December 31,
	2012	2011	2010
	(Thousands)
Current:
Federal	$3,734	$6,473	$1,962
State	2,699	2,026	1,163
Subtotal	6,433	8,499	3,125
Deferred:
Federal	6,577	9,849	8,782
State	212	2,657	2,333
Subtotal	6,789	12,506	11,115
Amortization of deferred investment tax credit	(91)	(198)	(210)
Total	$13,131	$20,807	$14,030

Reconciliation of income tax expense to amount computed at the federal statutory rate

	Years Ended December 31,
	2012	2011	2010
	(Thousands)
Tax at statutory rate	$23,953	$18,689	$11,645
Partnership income not subject to income taxes	(11,221)	—	—
State income taxes	1,892	3,044	2,272
Regulatory assets	(1,323)	(1,057)	21
Other	(170)	131	92
Income tax expense	$13,131	$20,807	$14,030

Effective tax rate	19.2%	39.0%	42.2%

Reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties)

	Years Ended December 31,
	2012	2011	2010
	(Thousands)
Beginning Balance	$1,903	$2,044	$1,953
Additions for the current year	—	15	581
Additions for the prior year	—	59	—
Reductions for the prior years	(1,903)	(215)	(490)
Settlements and statute expiration	—	—	—
Ending Balance	$—	$1,903	$2,044

Summary of net deferred income tax liabilities (assets)

	December 31,
	2012	2011
	(Thousands)
Deferred income taxes:
Total deferred income tax assets	$—	$(4,590)
Total deferred income tax liabilities	—	114,620
Total net deferred income tax liabilities	$—	$110,030
Total deferred income tax (assets)/liabilities:
PP&E tax deductions in excess of book deductions	$—	$105,104
Regulatory temporary differences	—	9,516
Postretirement benefits	—	(1,813)
Other	—	(2,777)
Total net deferred income tax liabilities (including amounts classified as current (assets) of $(1,513) in 2011)	$—	$110,030